Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	54,488,265	32,823,719	66,820,946	93,022,036
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	16,354,961	11,696,211	18,746,211	13,453,879
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	33,290,673	12,600,000	29,820,000	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities			0	79,475,904
Series C Preferred Stock [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	4,362,575	8,150,705
Accrued Interest [Member] | Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	480,056	376,803	872,160	92,253